Common Stock and Warrants - Schedule of Reserved for Issuance (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Class A Common Stock
Class of Warrant or Right [Line Items]
Convertible preferred stock, shares reserved for future issuance (in shares)	0	0
Convertible preferred stock warrant, shares reserved for future issuance (in shares)	0	0
Private placement warrant, shares reserved for future issuance (in shares)	6,700,000	0
Public warrant, shares reserved for future issuance (in shares)	8,050,000	0
Backstop warrant, shares reserved for future issuance (in shares)	3,875,028	0
Common stock warrant, shares reserved for future issuance (in shares)	0	0
Outstanding stock option, shares reserved for future issuance (in shares)	9,323,547	0
Outstanding restricted stock unit, shares reserved for future issuance (in shares)	4,517,208	0
Shares available for issuance under 2022 Employee Stock Purchase Plan (in shares)	3,274,070	0
Total shares of common stock reserved (in shares)	60,283,884	0
Class A Common Stock | 2016 Equity Incentive Plan
Class of Warrant or Right [Line Items]
Shares available for future issuance under equity incentive plan (in shares)	0	0
Class A Common Stock | 2022 Equity Incentive Plan
Class of Warrant or Right [Line Items]
Shares available for future issuance under equity incentive plan (in shares)	24,544,031	0
Class B Common Stock
Class of Warrant or Right [Line Items]
Convertible preferred stock, shares reserved for future issuance (in shares)	0	115,287,015
Convertible preferred stock warrant, shares reserved for future issuance (in shares)	0	735,760
Private placement warrant, shares reserved for future issuance (in shares)	0	0
Public warrant, shares reserved for future issuance (in shares)	0	0
Backstop warrant, shares reserved for future issuance (in shares)	0	0
Common stock warrant, shares reserved for future issuance (in shares)	923,857	688,349
Outstanding stock option, shares reserved for future issuance (in shares)	15,312,140	27,882,520
Outstanding restricted stock unit, shares reserved for future issuance (in shares)	1,184,158	1,777,183
Shares available for issuance under 2022 Employee Stock Purchase Plan (in shares)	0	0
Total shares of common stock reserved (in shares)	17,420,155	147,441,801
Class B Common Stock | 2016 Equity Incentive Plan
Class of Warrant or Right [Line Items]
Shares available for future issuance under equity incentive plan (in shares)	0	1,070,974
Class B Common Stock | 2022 Equity Incentive Plan
Class of Warrant or Right [Line Items]
Shares available for future issuance under equity incentive plan (in shares)	0	0